Condensed Interim Unaudited Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Research and development expenses	$ (3,451)	$ (3,810)
General and administrative expenses	(2,573)	(2,551)
Operating loss	(6,024)	(6,361)
Financing expenses, net	(237)	(209)
Net loss and comprehensive loss	$ (6,261)	$ (6,570)
Basic net loss per share (in Dollars per share)	$ (0.37)	$ (0.55)
Weighted average number of shares outstanding used in computing basic net loss per share (in Shares)	16,773,806	11,868,798